Expenses by Nature - Summary of Employee Benefits Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Expense By Nature [Abstract]
Wages, salaries and bonuses	¥ 2,688	¥ 2,518	¥ 2,020
Welfare, medical and other expenses	508	453	373
Share-based compensation expenses	823	752	569
Contribution to pension plans	205	192	42
Employee benefits expense	¥ 4,224	¥ 3,915	¥ 3,004